Commitments and Contingencies - Service Contracts (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Long-term Purchase Commitment [Line Items]
2026	$ 1,241,198
2027	849,893
2028	783,030
2029	724,138
2030	621,011
Thereafter	7,963,897
Total	12,183,167
Energy production service contracts
Long-term Purchase Commitment [Line Items]
2026	38,372
2027	39,054
2028	42,082
2029	43,159
2030	42,905
Thereafter	38,368
Total	$ 243,940